Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity Filer Category	Non-accelerated Filer
Entity Registrant Name	36Kr Holdings Inc.
Entity Incorporation, State or Country Code	KY
Entity Address, Address Line One	Building B6, Universal Business Park,
Entity Address, Address Line Two	No. 10 Jiuxianqiao Road,
Entity Address, City or Town	Chaoyang District, Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100015
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity File Number	001-39117
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Central Index Key	0001779476
Amendment Flag	false
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Beijing, the People’s Republic of China
Business Contact
Document and Entity Information
Entity Address, Address Line One	Building B6, Universal Business Park,
Entity Address, Address Line Two	No. 10 Jiuxianqiao Road,
Entity Address, City or Town	Chaoyang District, Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100015
Contact Personnel Name	Ms. Lin Wei
City Area Code	+86 10
Local Phone Number	8965-0708
Contact Personnel Fax Number	weilin@36kr.com
Ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	975,142,552
Class A ordinary shares
Document and Entity Information
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share*
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	879,059,852
No Trading Symbol Flag	true
Class B ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	96,082,700
American depositary shares
Document and Entity Information
Title of 12(b) Security	American depositary shares, each ADS represents 25 Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	KRKR
Security Exchange Name	NASDAQ